-------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 33-32548) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 20
                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 23


                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE ON APRIL 27, 2001, PURSUANT
                         TO PARAGRAPH (B) OF RULE 485.



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


VANGUARD(R) INTERNATIONAL
STOCK INDEX FUNDS

INVESTOR SHARES - APRIL 27, 2001


This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2000.

STOCK

PROSPECTUS

                                              VANGUARD EUROPEAN STOCK INDEX FUND

                                               VANGUARD PACIFIC STOCK INDEX FUND

                                      VANGUARD EMERGING MARKETS STOCK INDEX FUND

                                           VANGUARD DEVELOPED MARKETS INDEX FUND

                                   VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD INTERNATIONAL STOCK INDEX FUNDS
Prospectus
April 27, 2001

A Group of International Stock Index Mutual Funds



-----------------------------------------------------------------------------------------------
CONTENTS
 1 AN INTRODUCTION TO INDEX FUNDS                        24 THE FUNDS AND VANGUARD

 2 FUND PROFILES                                         25 INVESTMENT ADVISER

    2 Vanguard European Stock Index Fund                 26 DIVIDENDS, CAPITAL GAINS, AND TAXES

    5 Vanguard Pacific Stock Index Fund                  28 SHARE PRICE

    8 Vanguard Emerging Markets Stock                    28 FINANCIAL HIGHLIGHTS
      Index Fund
                                                         32 INVESTING WITH VANGUARD
   12 Vanguard Developed Markets
      Index Fund                                            32 Buying Shares

   14 Vanguard Total International Stock                    33 Redeeming Shares
      Index Fund
                                                            35 Other Rules You Should Know
17 MORE ON THE FUNDS
                                                            38 Fund and Account Updates

                                                            39 Contacting Vanguard

                                                         GLOSSARY (inside back cover)
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment  for you.  We  suggest  that  you keep  this  prospectus  for  future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHARE CLASSES

The Vanguard European, Pacific, and Emerging Markets Stock Index Funds each feature two separate classes of shares: Investor and Institutional. This prospectus offers the Funds' Investor Shares, which have a minimum initial investment of $3,000. Another prospectus offers the Funds' Institutional Shares as well as the institutional version of Vanguard Developed Markets Index Fund, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

The Funds' separate share classes have different expenses; as a result their investment performances will differ.
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will always have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the five
Vanguard International Stock Index Funds. Four of these Funds seek to track a particular segment of the international stock market; the fifth Fund seeks to track the entire international stock market.

--------------------------------------------------------------------------------
FUND                                      SEEKS TO TRACK
--------------------------------------------------------------------------------

Vanguard European Stock Index Fund        European stock markets
Vanguard Pacific Stock Index Fund         Australian and Far East stock markets
Vanguard Emerging Markets Stock Index     14 emerging stock markets in Europe,
 Fund                                      Asia, Africa, and Latin America
Vanguard Developed Markets Index Fund     European, Australian, and Far East
                                           stock markets
Vanguard Total International Stock Index  European, Australian, Far East, and
 Fund                                      14 emerging stock markets in Europe,
                                           Asia, Africa, and Latin America
--------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE-- VANGUARD(R) EUROPEAN STOCK INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately 500 common stocks of companies located in 15 European countries--mostly in the United Kingdom, France, Germany, and Switzerland (which made up 30%, 16%, 12%, and 10% of the Index's market capitalization, respectively, as of December 31,
2000). Other countries represented in the Index included Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Germany, and Switzerland) involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, Europe--will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                        1991                    12.40%
                        1992                    -3.32%
                        1993                    29.13%
                        1994                     1.88%
                        1995                    22.28%
                        1996                    21.26%
                        1997                    24.23%
                        1998                    28.86%
                        1999                    16.62%
                        2000                    -8.18%
              ----------------------------------------------------
              Return figures do not reflect the account maintenance
              fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to
              April 1, 2000. If these amounts were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998), and the lowest return for a quarter was -14.41% (quarter ended September 30, 1998).

    -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                                1 YEAR   5 YEARS     10 YEARS
    -------------------------------------------------------------------------
      Vanguard European Stock Index Fund*       -8.18%    15.76%       13.77%
      MSCI Europe Index                         -8.39     15.39        13.85
    -------------------------------------------------------------------------
    *Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.
    -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None
      Account Maintenance Fee (for accounts under $10,000):           $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.22%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.29%

     *The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

4

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $30         $93         $163        $368
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS         MINIMUM INITIAL INVESTMENT
Distributed annually in December    $3,000; $1,000 for IRAs and custodial
                                    accountsfor minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,   NEWSPAPER ABBREVIATION
Pa.,                                Europe
since inception
                                    VANGUARD FUND NUMBER
INCEPTION DATE                      079
June 18, 1990
                                    CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS   922042205
OF DECEMBER 31, 2000
$5.9 billion                        TICKER SYMBOL
                                    VEURX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE-- VANGUARD(R) PACIFIC STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the MSCI Pacific Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Free Index. The MSCI Pacific Free Index consists of approximately 400 common stocks of companies located in Japan (which made up 79% of the Index's market capitalization as of December 31, 2000), Australia, Hong Kong, New Zealand, and Singapore. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

6

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1991             10.65%
                           1992            -18.17%
                           1993             35.46%
                           1994             13.04%
                           1995              2.75%
                           1996             -7.82%
                           1997            -25.67%
                           1998              2.41%
                           1999             57.05%
                           2000            -25.74%
              ----------------------------------------------------
              Return figures do not reflect the account maintenance
              fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).

    -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                        1 YEAR          5 YEARS      10 YEARS
    -------------------------------------------------------------------------
    Vanguard Pacific Stock Index Fund*  -25.74%         -3.93%        1.55%
    MSCI Pacific Free  Index            -25.78          -4.09         1.54
    -------------------------------------------------------------------------
    *Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.
    -------------------------------------------------------------------------

7

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None
      Account Maintenance Fee (for accounts under $10,000):           $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.32%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.38%

     *The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $39         $122        $213        $480
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        MINIMUM INITIAL INVESTMENT
Distributed annually in December   $3,000; $1,000 for IRAs and custodial
                                   accountsfor minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,  NEWSPAPER ABBREVIATION
Pa., since inception               Pacific

                                   VANGUARD FUND NUMBER
INCEPTION DATE                     072
June 18, 1990
                                   CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS  922042106
OF DECEMBER 31, 2000
$1.9 billion                       TICKER SYMBOL
                                   VPACX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE-- VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Select Emerging Markets Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 460 common stocks of companies located in emerging markets around the world. As of December 31, 2000, the largest markets covered in the Index were Brazil, South Africa, Mexico, and South Korea (which made up 17%, 16%, 16%, and 15% of the Index's market capitalization, respectively). Other countries represented in the Index included Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. MSCI administers the Select Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster. Country risk is especially high for funds that focus on emerging markets. The Index's, and therefore the Fund's, heavy exposure to Brazil, South Africa, Mexico, and South Korea involves a higher degree of country risk than that of more geographically diversified international funds.
- Emerging markets risk, which is the chance that emerging markets will be substantially more volatile, and substantially less liquid, than more developed foreign markets.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of a relevant market index and the Fund's target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1995              0.56%
                           1996             15.83%
                           1997            -16.82%
                           1998            -18.12%
                           1999             61.57%
                           2000            -28.28%
              ----------------------------------------------------
              Return  figures do not reflect the account maintenance
              fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases and redemptions. If these amounts were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 28.32% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.52% (quarter ended June 30, 1998).

   ---------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
   ---------------------------------------------------------------------------
                                          1 YEAR     5 YEARS   SINCE INCEPTION*
   ---------------------------------------------------------------------------
   Vanguard Emerging Markets Stock Index
        Fund**                           -28.28%     -1.78%          0.14%
   MSCI Emerging Markets Free Index      -30.61      -4.17          -2.38
   Select Emerging Markets Free Index*** -27.93      -1.84          -0.83
   ---------------------------------------------------------------------------
     *May 4, 1994.
    **Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the 0.5% transaction fee imposed on purchases and redemptions.
   ***Consists of stocks that can be bought free of restrictions in 14 emerging markets in Europe, Asia, Africa, and Latin America. This index is administered by MSCI exclusively for Vanguard.
   ---------------------------------------------------------------------------

10

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                   0.5%**
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):         $10/year***

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.35%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.24%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.59%

       *The transaction fee on purchases is deducted from all purchases
        (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

      **The redemption fee applies to all redemptions (sales or exchanges); it is deducted from redemption proceeds and retained by the Fund.

     ***The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $162        $295        $439        $861
                ------------------------------------------------

     You would pay the following expenses if you do not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $110        $238        $378        $784
                ------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        MINIMUM INITIAL INVESTMENT
Distributed annually in December   $3,000; $1,000 for IRAs and custodial
                                   accountsfor minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,  NEWSPAPER ABBREVIATION
Pa., since inception               EmerMkt

INCEPTION DATE                     VANGUARD FUND NUMBER
May 4, 1994                        533

NET ASSETS (ALL SHARE CLASSES) AS  CUSIP NUMBER
OF DECEMBER 31, 2000               922042304
$933 million
                                   TICKER SYMBOL
SUITABLE FOR IRAS                  VEIEX
Yes
--------------------------------------------------------------------------------

12

FUND PROFILE-- VANGUARD(R) DEVELOPED MARKETS INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together make up the MSCI EAFE Index. The Fund allocates all, or substantially all, of its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes more than 900 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The Fund was in operation for less than one calendar year as of the date of this prospectus, so it has no meaningful performance information to report.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

13

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None
      Account Maintenance Fee (for accounts under $10,000):           $10/year*

      ANNUAL FUND OPERATING  EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                            +

     *The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     +Although the Developed Markets Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.32% as of December 31, 2000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $33         $103        $180        $406
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accountsfor minors
INVESTMENT ADVISER
The Fund does not employ an investment  NEWSPAPER ABBREVIATION
adviser, but benefits from the          DevMkt
investment advisory services provided
to the underlying Vanguard funds in     VANGUARD FUND NUMBER
which it invests.                       227

INCEPTION DATE                          CUSIP NUMBER
May 8, 2000                             921909701

NET ASSETS AS OF DECEMBER 31, 2000      TICKER SYMBOL
$99 million                             VDMIX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

14

FUND PROFILE-- VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.

INVESTMENT STRATEGIES
The Fund seeks to track the performance of the Total International Composite Index by investing in three Vanguard funds--the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index, the MSCI Pacific Free Index, and the Select Emerging Markets Free Index, which together make up the Total International Composite Index. The Fund allocates all, or substantially all, of its assets among the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund based on the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index. The Index is a market-capitalization weighted index that combines the MSCI Europe Index, the MSCI Pacific Free Index, and the Select Emerging Markets Free Index. MSCI administers this Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of a relevant market index and the Fund's target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

15

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1997             -0.77%
                           1998            -15.60%
                           1999             29.92%
                           2000            -15.61%
              ----------------------------------------------------
              Return figures do not reflect the account maintenance
              fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.49% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.53% (quarter ended September 30, 1998).

   --------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
   --------------------------------------------------------------------------
                                        1 YEAR            SINCE INCEPTION*
   --------------------------------------------------------------------------
   Vanguard Total International Stock
      Index Fund**                      -15.61%                 5.15%
   MSCI EAFE + Emerging Markets Free
      Index                             -15.88                  5.43
   Total International
      Composite Index***                -15.64                  4.89
   --------------------------------------------------------------------------
     *April 29, 1996.
    **Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.
   ***Consists of stocks that can be bought free of restrictions in 14 emerging markets in Europe, Asia, Africa, and Latin America. This
      Index is administered by MSCI exclusively for Vanguard.
   --------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None
      Account Maintenance Fee (for accounts under $10,000):           $10/year*

      ANNUAL FUND OPERATING  EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                            +

     *The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.
     +Although the Total International Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.34% as of December 31, 2000.

16

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $35         $109        $191        $431
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accountsfor minors
INVESTMENT ADVISER
The Fund does not employ an investment  NEWSPAPER ABBREVIATION
adviser, but benefits from the          TotIntl
investment advisory services provided
to the underlying Vanguard funds in     VANGUARD FUND NUMBER
which it invests.                       113

INCEPTION DATE                          CUSIP NUMBER
April 29, 1996                          921909602

NET ASSETS AS OF DECEMBER 31, 2000      TICKER SYMBOL
$2.9 billion                            VGTSX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

MORE ON THE FUNDS
This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund's investment objective is not fundamental, and may be changed without a shareholder vote.
     Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.
     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The European, Pacific, and Emerging Markets Stock Index Funds employ this method of indexing.
     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the MSCI Europe Index, for example, included more than

18

500 separate stocks as of December 31, 2000), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.
     Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Total International Stock Index Fund and the Developed Markets Index Fund both use this "fund of funds" approach, which can be very cost-effective and efficient when starting an index fund from scratch. For example, the Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together constitute the MSCI EAFE Index. The Developed Markets Index Fund allocates its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------

MARKET EXPOSURE
To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Emerging Markets Stock Index Fund normally invests 95% of its assets in the foreign stocks of its target index, holding the remaining 5% in cash investments to meet shareholder redemptions. The Developed Markets and Total International Stock Index Funds normally hold 100% of their assets in shares of their underlying funds.
     Because they invest mainly in foreign stocks, the Funds are subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF FOREIGN STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     To illustrate the volatility of foreign stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

           ----------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-2000)
           ----------------------------------------------------------
                        1 YEAR    5 YEARS    10 YEARS    20 YEARS
           ----------------------------------------------------------
           Best          69.9%     36.5%      22.8%        16.3%
           Worst        -23.2       1.5        5.9         12.0
           Average       14.2      13.4       14.2         14.6
           ----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2000. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.
     Note that the table does not take into account returns for emerging markets, which can be substantially more volatile than those for the more developed markets included in the MSCI EAFE Index. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1991 through 2000, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

20

--------------------------------------------------------------------------------
             STOCK MARKET RETURNS FOR DIFFERENT INTERNATIONAL MARKETS*
--------------------------------------------------------------------------------
                  EUROPEAN MARKET       PACIFIC         EMERGING            U.S.
                                        MARKET           MARKETS         MARKETS
--------------------------------------------------------------------------------
1991                 14.12%             11.51%           59.91%           30.47%
1992                 -3.92             -18.51            11.40             7.62
1993                 29.25              36.15            74.84            10.08
1994                  2.82              12.82            -7.31             1.32
1995                 22.08               2.89             0.01**          37.58
1996                 21.42              -8.23            15.19            22.96
1997                 23.75             -25.74           -16.37            33.36
1998                 28.68               2.64           -18.39            28.58
1999                 15.77              56.38            60.86            21.04
2000                 -8.39             -25.78           -27.93            -9.10
--------------------------------------------------------------------------------
* European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Free Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1991 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

[FLAG]EACH FUND IS SUBJECT TO COUNTRY  RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR A NATURAL DISASTER--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A PARTICULAR COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING
Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Germany, and Switzerland constituted 30%, 16%, 12%, and 10% of the MSCI Europe Index, respectively, as of December 31, 2000; stocks from the remaining 11 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks constituted 79% of the MSCI Pacific Free Index as of December 31, 2000. Therefore, Japanese stocks represent a correspondingly large component of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds.
     EMERGING MARKETS STOCK INDEX FUND. As discussed previously, emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets.
     DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Developed Markets Index Fund invests all of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund invests all of its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country and emerging markets risk will proportionately mirror those of the underlying funds. As of December 31, 2000, the Fund's assets were invested as follows: 64% in the European Stock Index Fund; 26% in the Pacific Stock Index Fund; and 10% in the Emerging Markets Stock Index Fund.

SECURITY SELECTION
In seeking to track their target indexes, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds invest in portfolios of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Markets Index Fund simply invests in shares of the European and Pacific Stock Index Funds. Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and that of its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)
     EUROPEAN STOCK INDEX FUND. The Fund invests in the stocks included in the MSCI Europe Index, which is made up of more than 500 common stocks of companies located in 15 European countries. Four countries--the United Kingdom, France, Germany, and Switzerland--dominate the Index, with 30%, 16%, 12%, and 10% of the market capitalization of the Index, respectively, as of December 31, 2000. The other 11 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden, are much less significant to the Index and, consequently, the Fund.
     PACIFIC STOCK INDEX FUND. The Fund invests in the stocks included in the MSCI Pacific Free Index, which is made up of approximately 400 common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 79% of the market capitalization of the Index as of December 31, 2000. The other four countries represented in the Index are Australia, Hong Kong, New Zealand, and Singapore.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in the stocks included in the Select Emerging Markets Free Index, which is made up of approximately 460 common stocks of companies located in 14 emerging markets of Europe, Asia, Africa, and Latin America. Four countries--Brazil, South Africa, Mexico, and South Korea--collectively represent a majority of the Index, with 17%, 16%, 16%, and 15% of the market capitalization of the Index, respectively, as of December 31, 2000. The other ten countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. As of

22

December 31, 2000, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, China, Colombia, India, Jordan, Malaysia, Pakistan, Peru, Russia, Sri Lanka, Taiwan, and Venezuela--due to concerns about liquidity, repatriation of capital, or entry barriers in those markets. MSCI administers the Select Index exclusively for Vanguard and periodically adjusts the included countries to keep pace with evolution in world markets. (Such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.)
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

TRANSACTION FEES AND ACCOUNT MAINTENANCE FEES
Some Vanguard index funds charge a transaction fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Funds incur trading costs when they invest new cash; these costs run higher for funds that invest in small-company or international stocks. Transaction fees ensure that these trading costs are borne by the shareholders responsible for the new cash. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all transaction fees are paid directly to the fund itself (unlike a sales charge or load that non Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to transaction fees.
     Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate account maintenance costs more equitably among shareholders. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares may be automatically redeemed to make up the difference.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.

[FLAG]EACH FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.

     The Funds may also invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between

                                                                              23
parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     Each Fund may also enter into forward foreign currency contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. However, the Funds will use these contracts for different reasons:
-    To gain currency exposure when investing in stock index futures.
-    To settle trades in a foreign currency.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone or fax, or online. (IRAs and other retirement accounts are not subject to this rule.)

24

- Certain Vanguard funds, including the Emerging Markets Stock Index Fund, charge transaction fees on purchases and/or redemptions of their shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2000, the average turnover rate for passively managed foreign index funds was approximately 17%; for all foreign stock funds, the average turnover rate was approximately 90%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD
The Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

     Developed Markets and Total International Stock Index Funds indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, the Total International Stock Index Fund has incurred no direct expenses since its inception in 1996. Developed Markets and Total International Stock Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. (The Developed Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in other funds.) As of December 31, 2000, Vanguard served as adviser for about $386.4 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2000, the advisory expenses of the European, Pacific, and Emerging Markets Stock Index Funds represented an effective annual rate of less than 0.01% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

26

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- The European, Pacific, and Emerging Markets Stock Index Funds each may be subject to foreign taxes or foreign tax withholding on dividends, interest and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Total International Stock and Developed Markets Index Funds invest in foreign stocks indirectly through other funds, their investors are not able to take advantage of foreign tax credits or deductions. See your tax adviser or IRS publications for more information.

GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  31%  of  any  taxable
distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review the area entitled "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

28

SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. Net asset value per share for the Developed Markets and Total International Stock Index Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds will not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is used, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements-- is included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.

29

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund as an example. The Fund began fiscal 2000 with a net asset value (price) of $28.82 per share. During the year, the Fund earned $0.335 per share from investment income (interest and dividends). There was a decline of $2.692 per share in the value of investments held or sold by the Fund, resulting in a net decline of $2.357 from investment operations.

Shareholders received $0.473 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($2.357 per share) plus the distributions ($0.473 per share) resulted in a share price of $25.99 at the end of the year. This was a decrease of $2.83 per share (from $28.82 at the beginning of the year to $25.99 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -8.18% for the year.

As of December 31, 2000, the Fund had $5.6 billion in net assets. For the year, its expense ratio was 0.29% ($2.90 per $1,000 of net assets); and its net investment income amounted to 1.64% of its average net assets. It sold and replaced securities valued at 8% of its net assets.
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD EUROPEAN STOCK INDEX FUND
                                                                                  INVESTOR SHARES
                                                                             YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------
                                                                2000        1999         1998         1997           1996
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $28.82      $25.28       $20.13       $16.57         $14.02
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                          .335         .50          .41          .38            .34
 Net Realized and Unrealized Gain (Loss) on Investments       (2.692)       3.69         5.40         3.63           2.63
                                                        -----------------------------------------------------------------
   Total from Investment Operations                           (2.357)       4.19         5.81         4.01           2.97
                                                        -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                          (.423)       (.50)        (.52)        (.37)          (.36)
 Distributions from Realized Capital Gains                     (.050)       (.15)        (.14)        (.08)          (.06)
                                                        -----------------------------------------------------------------
   Total Distributions                                         (.473)       (.65)        (.66)        (.45)          (.42)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                  $25.99      $28.82       $25.28       $20.13         $16.57
=========================================================================================================================
TOTAL RETURN*                                                 -8.18%      16.62%       28.86%       24.23%         21.26%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                           $5,611      $6,106       $4,479       $2,432         $1,595
 Ratio of Total Expenses to Average Net Assets                 0.29%       0.29%        0.29%        0.31%          0.35%
 Ratio of Net Investment Income to Average Net Assets          1.64%       1.99%        1.97%        2.19%          2.45%
 Turnover Rate                                                    8%          7%           7%           3%             4%
=========================================================================================================================

*Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000, or the $10 annual account maintenance fee applied on balances under $10,000.

30

-------------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD PACIFIC STOCK INDEX FUND
                                                                                  INVESTOR SHARES
                                                                               YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------
                                                                2000        1999         1998         1997           1996
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $12.22       $7.84        $7.72       $10.51         $11.50
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                          .077         .08         .085          .09            .10
 Net Realized and Unrealized Gain (Loss) on Investments       (3.222)       4.39         .100        (2.79)         (.100)
                                                        -----------------------------------------------------------------
   Total from Investment Operations                           (3.145)       4.47         .185        (2.70)          (.90)
                                                        -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                          (.125)       (.09)       (.065)        (.09)          (.09)
 Distributions from Realized Capital Gains                       ---         ---          ---          ---            ---
                                                        -----------------------------------------------------------------
   Total Distributions                                         (.125)       (.09)       (.065)        (.09)          (.09)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                   $8.95      $12.22        $7.84        $7.72         $10.51
=========================================================================================================================
TOTAL RETURN*                                                -25.74%      57.05%        2.41%      -25.67%         -7.82%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                           $1,823      $2,526       $1,033         $827           $978
 Ratio of Total Expenses to Average Net Assets                 0.38%       0.37%        0.40%        0.35%          0.35%
 Ratio of Net Investment Income to Average Net Assets          0.68%       0.95%        1.17%        1.03%          0.89%
 Turnover Rate                                                    6%          6%           4%           8%             9%
=========================================================================================================================

*Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000 or the $10 annual account maintenance fee applied on balances under $10,000.

-------------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                                                                        INVESTOR SHARES
                                                                                     YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------
                                                                2000        1999         1998         1997           1996
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $12.50       $7.91        $9.98       $12.28         $10.75
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                          .141         .24          .27          .24            .18
 Net Realized and Unrealized Gain(Loss) on Investments        (3.583)       4.62        (2.08)       (2.31)          1.52
                                                        -----------------------------------------------------------------
   Total from Investment Operations                           (3.442)       4.86        (1.81)       (2.07)          1.70
                                                        -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                          (.218)       (.27)        (.26)        (.23)          (.17)
 Distributions from Realized Capital Gains                        --          --           --           --             --
                                                        -----------------------------------------------------------------
   Total Distributions                                         (.218)       (.27)        (.26)        (.23)          (.17)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                   $8.84      $12.50        $7.91       $ 9.98         $12.28
=========================================================================================================================
TOTAL RETURN*                                                -27.56%      61.57%      -18.12%      -16.82%         15.83%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Year (Millions)                             $913      $1,138         $577         $660           $637
 Ratio of Total Expenses to Average Net Assets                 0.59%       0.58%        0.61%         0.57%         0.60%
 Ratio of Net Investment Income to Average Net Assets          1.51%       2.55%        2.99%         1.96%         1.69%
 Turnover Rate                                                   40%         22%           22%         19%             1%
=========================================================================================================================

*Total return  figures do not reflect the  transaction  fee on  purchases  (0.5%
 beginning  4/1/2000,  1.0% from  11/3/1997 to 3/31/2000,  1.5% from 1/1/1997 to
 11/2/1997, 2.0% in 1995 through 1996), the transaction fee on redemptions (0.5% beginning 4/1/2000, 1.0% through 3/31/2000), or the $10 annual account maintenance fee applied on balances under $10,000.

31

-------------------------------------------------------------------------------------------------------------------------
                                                                                   VANGUARD DEVELOPED MARKETS INDEX FUND
                                                                                                               MAY 8* TO
                                                                                                       DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                              $10.00
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                                                               .15
 Capital Gains Distributions Received                                                                                 --
 Net Realized and Unrealized Gain (Loss) on Investments                                                             (.93)
                                                                                                            -------------
   Total from Investment Operations                                                                                 (.78)
                                                                                                            -------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                                                               (.15)
 Distributions from Realized Capital Gains                                                                            --
                                                                                                            -------------
   Total Distributions                                                                                              (.15)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $ 9.07
=========================================================================================================================
TOTAL RETURN**                                                                                                     -7.78%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                                                                 $99
 Ratio of Total Expenses to Average Net Assets                                                                         0%
 Ratio of Net Investment Income to Average Net Assets                                                              1.66%+
 Turnover Rate                                                                                                         8%
=========================================================================================================================

 *Inception.
**The total return  figure does not reflect the $10 annual  account  maintenance fee applied on balances under $10,000.
 +Annualized.



-------------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND
                                                                                      YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------
                                                                2000        1999         1998         1997          1996*
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.31      $11.19       $ 9.87       $10.14         $10.26
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                           .20         .21          .21          .18           .150
 Capital Gain Distributions Received                             .01         .04          .02          .02           .015
 Net Realized and Unrealized Gain (Loss) on Investments        (2.44)       3.09         1.31         (.28)         (.110)
                                                        -----------------------------------------------------------------
   Total from Investment Operations                            (2.23)       3.34         1.54         (.08)          .055
                                                        -----------------------------------------------------------------
DISTRIBUTIONS

 Dividends from Net Investment Income                           (.20)       (.21)        (.21)        (.17)         (.160)
 Distributions from Realized Capital Gains                      (.05)       (.01)        (.01)        (.02)         (.015)
                                                        -----------------------------------------------------------------
   Total Distributions                                          (.25)       (.22)        (.22)        (.19)         (.175)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $11.83      $14.31       $11.19       $ 9.87         $10.14
=========================================================================================================================
TOTAL RETURN**                                               -15.61%      29.92%       15.60%       -0.77%          0.55%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                         $2,920      $2,570       $1,375         $903           $280
 Ratio of Total Expenses to Average Net Assets                    0%          0%           0%           0%             0%
 Ratio of Net Investment Income to Average Net Assets          1.68%       2.04%        2.18%        2.19%          1.51%+
 Turnover Rate                                                    3%          1%           2%           0%             0%
=========================================================================================================================

 *April 29 (inception) through December 31.
**Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000 or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

32

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES


ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $3000 for regular accounts; $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire. Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics. BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

PURCHASE TRANSACTION FEES
Each Fund reserves the right to deduct transaction fees from all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:
 European Stock Index Fund--None
 Pacific Stock Index Fund--None
 Emerging Markets Stock Index Fund--0.5%

33

 Developed Markets Index Fund--None
 Total International Stock Index Fund--None

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
^ THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

REDEMPTION TRANSACTION FEES
The Emerging Markets Stock Index Fund charges a 0.5% transaction fee on all share redemptions. From time to time, the Fund may waive or modify redemption transaction fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m.,

Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
^WIRE REDEMPTIONS: When redeeming from a money market fund, bond fund, or Vanguard Preferred Stock Fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds and Preferred Stock Fund: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to

35

you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R). ^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(TM). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

36

^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM

^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars or shares).
-    Signatures of all owners exactly as registered on the account.
-    Signature guarantees, if required for the type of transaction.*
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.
- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.

38

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

REPORTS
Fund financial reports about Vanguard International Stock Index Funds will be mailed twice a year--in February and August. These comprehensive reports include an assessment of each Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, and each Fund's financial statements, which include a listing of the Fund's holdings.
     To keep the Funds' costs as low as possible (so that you and other shareholders can keep more of the Funds' investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

39

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
-    Your best source of Vanguard news
-    For fund, account, and service information
-    For most account transactions
-    For literature requests n 24 hours per day, 7days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information
-    For redemptions by check, exchange, or wire
-    Toll-free,24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

40

FUND NUMBERS
Always use these fund numbers when contacting Vanguard about the Funds:

Vanguard European Stock Index Fund Investor Shares--79
Vanguard Pacific Stock Index Fund Investor Shares--72
Vanguard Emerging Markets Stock Index Fund Investor Shares--533
Vanguard   Developed  Markets  Index  Fund--227
Vanguard Total International Stock Index Fund--113

The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. All market indexes referenced in this prospectus are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets.

CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard  International  Stock Index
Funds, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information about the
Funds'  investments is available in
the Funds' annual and semiannual
reports to shareholders.  In the
Funds' annual report, you will find a
discussion of the market  conditions
and investment  strategies that
significantly affected the Funds'
performance during their last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds. There
is a separate SAI for Vanguard
Developed Markets and Total
International  Stock Index Funds,
which are legally a part of Vanguard
STAR Funds.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference into
(and are thus legally a part of)
this prospectus.

All market indexes  referenced in
this prospectus are the exclusive
property of their  respective  owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE,
PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM
If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http:\\www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act file
number: 811-5972 (811-3919 for
Developed Markets and Total
International Stock Index Funds)


(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P072 042001

VANGUARD(R) INTERNATIONAL
STOCK INDEX FUNDS

FOR PARTICIPANTS - APRIL 27, 2001


This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2000.

STOCK

PROSPECTUS

                                              VANGUARD EUROPEAN STOCK INDEX FUND

                                               VANGUARD PACIFIC STOCK INDEX FUND

                                      VANGUARD EMERGING MARKETS STOCK INDEX FUND

                                           VANGUARD DEVELOPED MARKETS INDEX FUND

                                   VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD INTERNATIONAL STOCK INDEX FUNDS
Participant Prospectus
April 27, 2001

A Group of International Stock Index Mutual Funds


----------------------------------------------------------------------------------------------------
CONTENTS
 1 AN INTRODUCTION TO INDEX FUNDS                        23 THE FUNDS AND VANGUARD

 2 FUND PROFILES                                         24 INVESTMENT ADVISER

    2 Vanguard European Stock Index Fund                 24 DIVIDENDS, CAPITAL GAINS, AND TAXES

    5 Vanguard Pacific Stock Index Fund                  25 SHARE PRICE

    8 Vanguard Emerging Markets Stock Index Fund         26 FINANCIAL HIGHLIGHTS

   11 Vanguard Developed Markets Index Fund              30 INVESTING WITH VANGUARD

   13 Vanguard Total International Stock Index Fund      31 ACCESSING FUND INFORMATION BY COMPUTER

16 MORE ON THE FUNDS                                     GLOSSARY (inside back cover)
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES

The Vanguard European, Pacific, and Emerging Markets Stock Index Funds each feature two separate classes of shares: Investor and Institutional. This prospectus offers the Funds' Investor Shares. Institutional Shares have an investment minimum of $10 million and are offered through another prospectus.

The Funds' separate share classes have different expenses; as a result their investment performances will differ.
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will always have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the five
Vanguard International Stock Index Funds. Four of these Funds seek to track a particular segment of the international stock market; the fifth Fund seeks to track the entire international stock market.

-------------------------------------------------------------------------------
FUND                                      SEEKS TO TRACK
-------------------------------------------------------------------------------
Vanguard European Stock Index Fund        European stock markets
Vanguard Pacific Stock Index Fund         Australian and Far East stock markets
Vanguard Emerging Markets Stock Index     14 emerging stock markets in Europe,
 Fund                                      Asia, Africa, and Latin America
Vanguard Developed Markets Index Fund     European, Australian, and Far East
                                           stock markets
Vanguard Total International Stock Index  European, Australian, Far East, and
 Fund                                      14 emerging stock markets in Europe,
                                           Asia, Africa, and Latin America
-------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE-- VANGUARD(R) EUROPEAN STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately 500 common stocks of companies located in 15 European countries--mostly in the United Kingdom, France, Germany, and Switzerland (which made up 30%, 16%, 12%, and 10% of the Index's market capitalization, respectively, as of December 31,
2000). Other countries represented in the Index included Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Germany, and Switzerland) involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, Europe--will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

3

             ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                        1991                    12.40%
                        1992                    -3.32%
                        1993                    29.13%
                        1994                     1.88%
                        1995                    22.28%
                        1996                    21.26%
                        1997                    24.23%
                        1998                    28.86%
                        1999                    16.62%
                        2000                    -8.18%
              ----------------------------------------------------
              Return figures do not reflect the account maintenance
              fee imposed on accounts with balances of less than $10,000, If the fee were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998), and the lowest return for a quarter was -14.41% (quarter ended September 30, 1998).

    -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                                1 YEAR   5 YEARS     10 YEARS
    -------------------------------------------------------------------------
      Vanguard European Stock Index Fund*       -8.18%    15.76%       13.77%
      MSCI Europe Index                         -8.39     15.39        13.85
    -------------------------------------------------------------------------
    *Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.
    -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Transaction Fee on Purchases:                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.22%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.29%

4

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $30         $93         $163        $368
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         Europe

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   079
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042205
June 18, 1990
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VEURX
DECEMBER 31, 2000
$5.9 billion
--------------------------------------------------------------------------------

FUND PROFILE-- VANGUARD(R) PACIFIC STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the MSCI Pacific Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Free Index. The MSCI Pacific Free Index consists of approximately 400 common stocks of companies located in Japan (which made up 79% of the Index's market capitalization as of December 31, 2000), Australia, Hong Kong, New Zealand, and Singapore. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

6

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

             ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1991             10.65%
                           1992            -18.17%
                           1993             35.46%
                           1994             13.04%
                           1995              2.75%
                           1996             -7.82%
                           1997            -25.67%
                           1998              2.41%
                           1999             57.05%
                           2000            -25.74%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchase prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).

   -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                        1 YEAR          5 YEARS      10 YEARS
    -------------------------------------------------------------------------
    Vanguard Pacific Stock Index Fund*  -25.74%         -3.93%        1.55%
    MSCI Pacific Free  Index            -25.78          -4.09         1.54
    -------------------------------------------------------------------------
    *Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.
    -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Transaction Fee on Purchases:                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.32%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.06%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.38%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

              ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $39         $122        $213        $480
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         Pacific

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   072
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042106
June 18, 1990
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VPACX
DECEMBER 31, 2000
$1.9 billion
--------------------------------------------------------------------------------

8

FUND PROFILE-- VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Select Emerging Markets Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 460 common stocks of companies located in emerging markets around the world. As of December 31, 2000, the largest markets covered in the Index were Brazil, South Africa, Mexico, and South Korea (which made up 17%, 16%, 16%, and 15% of the Index's market capitalization, respectively). Other countries represented in the Index included Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. MSCI administers the Select Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster. Country risk is especially high for funds that focus on emerging markets. The Index's, and therefore the Fund's, heavy exposure to Brazil, South Africa, Mexico, and South Korea involves a higher degree of country risk than that of more geographically diversified international funds.
- Emerging markets risk, which is the chance that emerging markets will be substantially more volatile, and substantially less liquid, than more developed foreign markets.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of a relevant market index and the Fund's target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

9

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1995              0.56%
                           1996             15.83%
                           1997            -16.82%
                           1998            -18.12%
                           1999             61.57%
                           2000            -28.28%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases and redemptions. If these amounts were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 28.32% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.52% (quarter ended June 30, 1998).

  ---------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
   ---------------------------------------------------------------------------
                                          1 YEAR     5 YEARS   SINCE INCEPTION*
   ---------------------------------------------------------------------------
   Vanguard Emerging Markets Stock Index
        Fund**                           -28.28%     -1.78%          0.14%
   MSCI Emerging Markets Free Index      -30.61      -4.17          -2.38
   Select Emerging Markets Free Index*** -27.93      -1.84          -0.83
   ---------------------------------------------------------------------------
     *May 4, 1994.
    **Return figures reflect the 0.5% transaction fee imposed on purchases and redemptions.
   ***Consists of stocks that can be bought free of restrictions in 14 emerging markets in Europe, Asia, Africa, and Latin America. This index is administered by MSCI exclusively for Vanguard.
   -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     0.5%**
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.35%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.24%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.59%

     *The transaction fee on purchases is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
    **The redemption fee applies to all redemptions (sales or exchanges); it is deducted from redemption proceeds and retained by the Fund.

10

     The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $162        $295        $439        $861
                ------------------------------------------------

     You would pay the following expenses if you do not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $110        $238        $378        $784
                ------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         EmerMkt

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   533
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042304
May 4, 1994
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VEIEX
DECEMBER 31, 2000
$933 million
--------------------------------------------------------------------------------

FUND PROFILE-- VANGUARD(R) DEVELOPED MARKETS INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together make up the MSCI EAFE Index. The Fund allocates all, or substantially all, of its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes more than 900 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The Fund was in operation for less than one calendar year as of the date of this prospectus, so it has no meaningful performance information to report.

12

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Transaction Fee on Purchases:                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING  EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                            +

     +Although the Developed Markets Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.32% as of December 31, 2000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $33         $103        $180        $406
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 DevMkt

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Fund does not employ an investment adviser,  227
but benefits from the investment advisory
services provided to the underlying Vanguard     CUSIP NUMBER
funds in which it invests.                       921909701

INCEPTION DATE                                   TICKER SYMBOL
May 8, 2000                                      VDMIX

NET ASSETS AS OF DECEMBER 31, 2000
$99 million
--------------------------------------------------------------------------------

FUND PROFILE-- VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.

INVESTMENT STRATEGIES
The Fund seeks to track the performance of the Total International Composite Index by investing in three Vanguard funds--the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index, the MSCI Pacific Free Index, and the Select Emerging Markets Free Index, which together make up the Total International Composite Index. The Fund allocates all, or substantially all, of its assets among the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund based on the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index. The Index is a market-capitalization weighted index that combines the MSCI Europe Index, the MSCI Pacific Free Index, and the Select Emerging Markets Free Index. MSCI administers this Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

14

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of a relevant market index and the Fund's target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1997             -0.77%
                           1998            -15.60%
                           1999             29.92%
                           2000            -15.61%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.49% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.53% (quarter ended September 30, 1998).

--------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
   --------------------------------------------------------------------------
                                        1 YEAR            SINCE INCEPTION*
   --------------------------------------------------------------------------
   Vanguard Total International Stock
      Index Fund**                      -15.61%                 5.15%
   MSCI EAFE + Emerging Markets Free
      Index                             -15.88                  5.43
   Total International
      Composite Index***                -15.64                  4.89
   --------------------------------------------------------------------------
     *April 29, 1996.
    **Return figures do not reflect the account  maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000. If these amounts were reflected, returns would be less than those shown.
   ***Consists of stocks that can be bought free of restrictions in 14 emerging markets in Europe, Asia, Africa, and Latin America. This
      Index is administered by MSCI exclusively for Vanguard.
   --------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Transaction Fee on Purchases:                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING  EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                            +

    +Although Total International Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.34% as of December 31, 2000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $35         $109        $191        $431
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 TotIntl

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Fund does not employ an investment adviser,  113
but benefits from the investment advisory
services provided to the underlying Vanguard     CUSIP NUMBER
funds in which it invests.                       921909602

INCEPTION DATE                                   TICKER SYMBOL
April 29, 1996                                   VGTSX

NET ASSETS AS OF DECEMBER 31, 2000
$2.9 billion
--------------------------------------------------------------------------------

16

MORE ON THE FUNDS

This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund's investment objective is not fundamental, and may be changed without a shareholder vote.
     Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The European, Pacific, and Emerging Markets Stock Index Funds employ this method of indexing.
     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the MSCI Europe Index, for example, included more than 500 separate stocks as of December 31, 2000), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.
     Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Total International Stock Index Fund and the Developed Markets Index Fund both use this "fund of funds" approach, which can be very cost-effective and efficient when starting an index fund from scratch. For example, the Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together constitute the MSCI EAFE Index. The Developed Markets Index Fund allocates its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------

MARKET EXPOSURE
To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Emerging Markets Stock Index Fund normally invests 95% of its assets in the foreign stocks of its target index, holding the remaining 5% in cash investments to meet shareholder redemptions. The Developed Markets and Total International Stock Index Funds normally hold 100% of their assets in shares of their underlying funds.
     Because they invest mainly in foreign stocks, the Funds are subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING
Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------

[FLAG]EACH FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF FOREIGN STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

18

          To illustrate the volatility of foreign stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

          ----------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-2000)
           ----------------------------------------------------------
                        1 YEAR    5 YEARS    10 YEARS    20 YEARS
           ----------------------------------------------------------
           Best          69.9%     36.5%      22.8%        16.3%
           Worst        -23.2       1.5        5.9         12.0
           Average       14.2      13.4       14.2         14.6
           ----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2000. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.
     Note that the table does not take into account returns for emerging markets, which can be substantially more volatile than those for the more developed markets included in the MSCI EAFE Index. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1991 through 2000, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------
             STOCK MARKET RETURNS FOR DIFFERENT INTERNATIONAL MARKETS*
--------------------------------------------------------------------------------
                  EUROPEAN MARKET       PACIFIC         EMERGING            U.S.
                                        MARKET           MARKETS         MARKETS
--------------------------------------------------------------------------------
1991                 14.12%             11.51%           59.91%           30.47%
1992                 -3.92             -18.51            11.40             7.62
1993                 29.25              36.15            74.84            10.08
1994                  2.82              12.82            -7.31             1.32
1995                 22.08               2.89             0.01**          37.58
1996                 21.42              -8.23            15.19            22.96
1997                 23.75             -25.74           -16.37            33.36
1998                 28.68               2.64           -18.39            28.58
1999                 15.77              56.38            60.86            21.04
2000                 -8.39             -25.78           -27.93            -9.10
--------------------------------------------------------------------------------
* European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Free Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1991 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

[FLAG]EACH FUND IS SUBJECT TO COUNTRY  RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR A NATURAL DISASTER--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A PARTICULAR COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Germany, and Switzerland constituted 30%, 16%, 12%, and 10% of the MSCI Europe Index, respectively, as of December 31, 2000; stocks from the remaining 11 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks constituted 79% of the MSCI Pacific Free Index as of December 31, 2000. Therefore, Japanese stocks represent a correspondingly large component of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds.
     EMERGING MARKETS STOCK INDEX FUND. As discussed previously, emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets.
     DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Developed Markets Index Fund invests all of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund invests all of its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country and emerging markets risk will proportionately mirror those of the underlying funds. As of December 31, 2000, the Fund's assets were invested as follows: 64% in the European Stock Index Fund; 26% in the Pacific Stock Index Fund; and 10% in the Emerging Markets Stock Index Fund.

SECURITY SELECTION
In seeking to track their target indexes, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds each invest in a portfolio of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Markets Index Fund simply invests in shares of the

20

European and Pacific Stock Index Funds. Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and that of its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)
     EUROPEAN STOCK INDEX FUND. The Fund invests in the stocks included in the MSCI Europe Index, which is made up of more than 500 common stocks of companies located in 15 European countries. Four countries--the United Kingdom, France, Germany, and Switzerland--dominate the Index, with 30%, 16%, 12%, and 10% of the market capitalization of the Index, respectively, as of December 31, 2000. The other 11 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden, are much less significant to the Index and, consequently, the Fund.
     PACIFIC STOCK INDEX FUND. The Fund invests in the stocks included in the MSCI Pacific Free Index, which is made up of approximately 400 common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 79% of the market capitalization of the Index as of December 31, 2000. The other four countries represented in the Index are Australia, Hong Kong, New Zealand, and Singapore.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in the stocks included in the Select Emerging Markets Free Index, which is made up of approximately 460 common stocks of companies located in 14 emerging markets of Europe, Asia, Africa, and Latin America. Four countries--Brazil, South Africa, Mexico, and South Korea--collectively represent a majority of the Index, with 17%, 16%, 16%, and 15% of the market capitalization of the Index, respectively, as of December 31, 2000. The other ten countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. As of December 31, 2000, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, China, Colombia, India, Jordan, Malaysia, Pakistan, Peru, Russia, Sri Lanka, Taiwan, and Venezuela--due to concerns about liquidity, repatriation of capital, or entry barriers in those markets. MSCI administers the Select Index exclusively for Vanguard and periodically adjusts the included countries to keep pace with evolution in world markets. (Such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.)
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

TRANSACTION FEES

Some Vanguard index funds charge a transaction fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Funds incur trading costs when they invest new cash; these costs run higher for funds that invest in small-company or international stocks. Transaction fees ensure that these trading costs are borne by the shareholders responsible for the new cash. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all transaction fees are paid directly to the fund itself (unlike a sales charge or load that non Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to transaction fees.

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.

[FLAG]EACH FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.

     The Funds may also invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     Each Fund may also enter into forward foreign currency contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates.
     However, the Funds will use these contracts for different reasons:
-    To gain currency exposure when investing in stock index futures.
-    To settle trades in a foreign currency.

22

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Certain Vanguard funds, including the Emerging Markets Stock Index Fund, charge transaction fees on purchases and/or redemptions of their shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------

                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2000, the average turnover rate for passively managed foreign index funds was approximately 17%; for all foreign stock funds, the average turnover rate was approximately 90%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD
The Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     Developed Markets and Total International Stock Index Funds indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, the Total International Stock Index Fund has incurred no direct expenses since its inception in 1996. Developed Markets and Total International Stock Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

24

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. (The Developed Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in other funds.) As of December 31, 2000, Vanguard served as adviser for about $386.4 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2000, the advisory expenses of the European, Pacific, and Emerging Markets Stock Index Funds represented an effective annual rate of less than 0.01% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, a Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividends and short-term capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. Net asset value per share for the Developed Markets and Total International Stock Index Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds will not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is used, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

26

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund as an example. The Fund began fiscal 2000 with a net asset value (price) of $28.82 per share. During the year, the Fund earned $0.335 per share from investment income (interest and dividends). There was a decline of $2.692 per share in the value of investments held or sold by the Fund, resulting in a net decline of $2.357 from investment operations.

Shareholders received $0.473 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($2.357 per share) plus the distributions ($0.473 per share) resulted in a share price of $25.99 at the end of the year. This was a decrease of $2.83 per share (from $28.82 at the beginning of the year to $25.99 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -8.18% for the year.

As of December 31, 2000, the Fund had $5.6 billion in net assets. For the year, its expense ratio was 0.29% ($2.90 per $1,000 of net assets); and its net investment income amounted to 1.64% of its average net assets. It sold and replaced securities valued at 8% of its net assets.
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------

                                                                        VANGUARD EUROPEAN STOCK INDEX FUND
                                                                                  INVESTOR SHARES
                                                                             YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------
                                                                2000        1999         1998         1997           1996
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $28.82      $25.28       $20.13       $16.57         $14.02
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                          .335         .50          .41          .38            .34
 Net Realized and Unrealized Gain (Loss) on Investments       (2.692)       3.69         5.40         3.63           2.63
                                                        -----------------------------------------------------------------
   Total from Investment Operations                           (2.357)       4.19         5.81         4.01           2.97
                                                        -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                          (.423)       (.50)        (.52)        (.37)          (.36)
 Distributions from Realized Capital Gains                     (.050)       (.15)        (.14)        (.08)          (.06)
                                                        -----------------------------------------------------------------
   Total Distributions                                         (.473)       (.65)        (.66)        (.45)          (.42)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                  $25.99      $28.82       $25.28       $20.13         $16.57
=========================================================================================================================
TOTAL RETURN*                                                 -8.18%      16.62%       28.86%       24.23%         21.26%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                           $5,611      $6,106       $4,479       $2,432         $1,595
 Ratio of Total Expenses to Average Net Assets                 0.29%       0.29%        0.29%        0.31%          0.35%
 Ratio of Net Investment Income to Average Net Assets          1.64%       1.99%        1.97%        2.19%          2.45%
 Turnover Rate                                                    8%          7%           7%           3%             4%
=========================================================================================================================

*Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000.


-------------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD PACIFIC STOCK INDEX FUND
                                                                                  INVESTOR SHARES
                                                                               YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------
                                                                2000        1999         1998         1997           1996
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $12.22       $7.84        $7.72       $10.51         $11.50
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                          .077         .08         .085          .09            .10
 Net Realized and Unrealized Gain (Loss) on Investments       (3.222)       4.39         .100        (2.79)         (.100)
                                                        -----------------------------------------------------------------
   Total from Investment Operations                           (3.145)       4.47         .185        (2.70)          (.90)
                                                        -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                          (.125)       (.09)       (.065)        (.09)          (.09)
 Distributions from Realized Capital Gains                       ---         ---          ---          ---            ---
                                                        -----------------------------------------------------------------
   Total Distributions                                         (.125)       (.09)       (.065)        (.09)          (.09)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                   $8.95      $12.22        $7.84        $7.72         $10.51
=========================================================================================================================
TOTAL RETURN*                                                -25.74%      57.05%        2.41%      -25.67%         -7.82%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                           $1,823      $2,526       $1,033         $827           $978
 Ratio of Total Expenses to Average Net Assets                 0.38%       0.37%        0.40%        0.35%          0.35%
 Ratio of Net Investment Income to Average Net Assets          0.68%       0.95%        1.17%        1.03%          0.89%
 Turnover Rate                                                    6%          6%           4%           8%             9%
=========================================================================================================================

*Total return figures do not reflect the transaction fee on purchases imposed prior to 4/1/2000.

28

-------------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                                                                        INVESTOR SHARES
                                                                                     YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------
                                                                2000        1999         1998         1997           1996
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $12.50       $7.91        $9.98       $12.28         $10.75
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                          .141         .24          .27          .24            .18
 Net Realized and Unrealized Gain(Loss) on Investments        (3.583)       4.62        (2.08)       (2.31)          1.52
                                                        -----------------------------------------------------------------
   Total from Investment Operations                           (3.442)       4.86        (1.81)       (2.07)          1.70
                                                        -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                          (.218)       (.27)        (.26)        (.23)          (.17)
 Distributions from Realized Capital Gains                        --          --           --           --             --
                                                        -----------------------------------------------------------------
   Total Distributions                                         (.218)       (.27)        (.26)        (.23)          (.17)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                   $8.84      $12.50        $7.91       $ 9.98         $12.28
=========================================================================================================================
TOTAL RETURN*                                                -27.56%      61.57%      -18.12%      -16.82%         15.83%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Year (Millions)                             $913      $1,138         $577         $660           $637
 Ratio of Total Expenses to Average Net Assets                 0.59%       0.58%        0.61%         0.57%         0.60%
 Ratio of Net Investment Income to Average Net Assets          1.51%       2.55%        2.99%         1.96%         1.69%
 Turnover Rate                                                   40%         22%           22%         19%             1%
=========================================================================================================================

*Total return  figures do not reflect the  transaction  fee on  purchases  (0.5%
 beginning  4/1/2000,  1.0% from  11/3/1997 to 3/31/2000,  1.5% from 1/1/1997 to
 11/2/1997, 2.0% in 1995 through 1996), the transaction fee on redemptions (0.5% beginning 4/1/2000, 1.0% through 3/31/2000).


-------------------------------------------------------------------------------------------------------------------------
                                                                                    VANGUARD DEVELOPED MARKETS INDEX FUND
                                                                                                                MAY 8* TO
                                                                                                        DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $10.00
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                                                                .15
 Capital Gains Distributions Received                                                                                  --
 Net Realized and Unrealized Gain (Loss) on Investments                                                              (.93)
                                                                                                            -------------
   Total from Investment Operations                                                                                  (.78)
                                                                                                            -------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                                                                (.15)
 Distributions from Realized Capital Gains                                                                             --
                                                                                                            -------------
   Total Distributions                                                                                               (.15)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $ 9.07
=========================================================================================================================
TOTAL RETURN                                                                                                       -7.78%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                                                                 $99
 Ratio of Total Expenses to Average Net Assets                                                                         0%
 Ratio of Net Investment Income to Average Net Assets                                                             1.66%**
 Turnover Rate                                                                                                         8%
=========================================================================================================================

 *Inception.
**Annualized.



-------------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND
                                                                                      YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------
                                                                2000        1999         1998         1997          1996*
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.31      $11.19       $ 9.87       $10.14         $10.26
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                           .20         .21          .21          .18           .150
 Capital Gain Distributions Received                             .01         .04          .02          .02           .015
 Net Realized and Unrealized Gain (Loss) on Investments        (2.44)       3.09         1.31         (.28)         (.110)
                                                        -----------------------------------------------------------------
   Total from Investment Operations                            (2.23)       3.34         1.54         (.08)          .055
                                                        -----------------------------------------------------------------
DISTRIBUTIONS

 Dividends from Net Investment Income                           (.20)       (.21)        (.21)        (.17)         (.160)
 Distributions from Realized Capital Gains                      (.05)       (.01)        (.01)        (.02)         (.015)
                                                        -----------------------------------------------------------------
   Total Distributions                                          (.25)       (.22)        (.22)        (.19)         (.175)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $11.83      $14.31       $11.19       $ 9.87         $10.14
=========================================================================================================================
TOTAL RETURN**                                               -15.61%      29.92%       15.60%       -0.77%          0.55%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                         $2,920      $2,570       $1,375         $903           $280
 Ratio of Total Expenses to Average Net Assets                    0%          0%           0%           0%             0%
 Ratio of Net Investment Income to Average Net Assets          1.68%       2.04%        2.18%        2.19%         1.51%+
 Turnover Rate                                                    3%          1%           2%           0%             0%
=========================================================================================================================

 *April 29 (inception) through December 31.
**Total return figures do not reflect the transaction  fee on purchases  imposed prior to 4/1/2000.
 +Annualized.

30

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.







The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. All market indexes referenced in this prospectus are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets.

CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional  Division
Post Office Box 2900
Valley Forge,  PA 19482-2900


FOR MORE  INFORMATION
If you'd like more  information  about
Vanguard  International Stock Index
Funds, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information about the
Funds'  investments is available in
the Funds' annual and semiannual
reports to shareholders.  In the Funds'
annual report, you will find a
discussion of the market  conditions
and investment  strategies that
significantly affected the Funds'
performance during their last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds. There is
a separate SAI for Vanguard
Developed Markets and Total
International  Stock Index Funds,
which are legally a part of Vanguard
STAR Funds.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference into
(and are thus legally a part of)
this prospectus.

All market indexes  referenced in
this prospectus are the exclusive
property of their  respective  owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http:\\www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act file
number: 811-5972 (811-3919 for
Developed Markets and Total
International Stock Index Funds)


(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I072 042001

VANGUARD(R) INTERNATIONAL
STOCK INDEX FUNDS

VANGUARD(R) INSTITUTIONAL
DEVELOPED MARKETS INDEX FUND

INSTITUTIONAL SHARES - APRIL 27, 2001


This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2000.

STOCK

PROSPECTUS

                                        VANGUARD INTERNATIONAL STOCK INDEX FUNDS
                                                        INSTITUTIONAL SHARES OF:

                                              VANGUARD EUROPEAN STOCK INDEX FUND

                                               VANGUARD PACIFIC STOCK INDEX FUND

                                      VANGUARD EMERGING MARKETS STOCK INDEX FUND



                             VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND




Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD INTERNATIONAL STOCK INDEX FUNDS INSTITUTIONAL SHARES
VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
Prospectus
April 27, 2001

A Group of International Stock Index Mutual Funds

--------------------------------------------------------------------------------------------------------------
CONTENTS
 1 AN INTRODUCTION TO INDEX FUNDS                                        22 DIVIDENDS, CAPITAL GAINS, AND TAXES

 2 FUND PROFILES                                                         23 SHARE PRICE

    2 Vanguard European Stock Index Fund Institutional Shares            24 FINANCIAL HIGHLIGHTS

    5 Vanguard Pacific Stock Index Fund Institutional Shares             27 INVESTING WITH VANGUARD

    8 Vanguard Emerging Markets Stock Index Fund Institutional Shares       27 Buying Shares

   11 Vanguard Institutional Developed Markets Index Fund                   28 Redeeming Shares

13 MORE ON THE FUNDS                                                        30 Other Rules You Should Know

20 THE FUNDS AND VANGUARD                                                   32 Fund and Account Updates

21 INVESTMENT ADVISER                                                       33 Contacting Vanguard

                                                                         GLOSSARY (inside back cover)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment  for you.  We  suggest  that  you keep  this  prospectus  for  future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHARE CLASSES

The Vanguard European, Pacific, and Emerging Markets Stock Index Funds each feature two separate classes of shares: Investor and Institutional. This prospectus offers the Funds' Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million. A separate prospectus offers the Funds' Investor Shares as well as the investor version of Vanguard Institutional Developed Markets Fund, which feature a $3,000 minimum initial investment. To obtain a copy of the prospectus for Investor Shares, please call Vanguard at 1-800-662-7447.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will always have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard International Stock Index Funds Institutional Shares and Vanguard Institutional Developed Markets Index Fund. There are four such Funds offered in this prospectus, each of which seeks to track a particular segment of the international stock market.

--------------------------------------------------------------------------------
FUND                                      SEEKS TO TRACK
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund        European stock markets
Vanguard Pacific Stock Index Fund         Australian and Far East stock markets
Vanguard Emerging Markets Stock Index     14 emerging stock markets in Europe,
 Fund                                      Asia, Africa, and Latin America
Vanguard Institutional Developed Markets  European, Australian, and Far East
 Index Fund                                stock markets
--------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--VANGUARD(R) EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately 500 common stocks of companies located in 15 European countries--mostly in the United Kingdom, France, Germany, and Switzerland, (which made up 30%, 16%, 12%, and 10% of the Index's market capitalization, respectively, as of December 31,
2000). Other countries represented in the Index included Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Germany, and Switzerland) involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, Europe--will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help your understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Investor Shares has varied from one calendar year to another over the past ten years. The table shows how average annual total returns for the Fund's Investor Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     Note: This prospectus offers the Fund's Institutional Shares. Performance for the Fund's Investor Shares is shown here because the Institutional Shares have not been in operations for a full calendar year. However, the two share classes invest in the same portfolio of securities and will have the same returns except to the extent that their operating expenses differ.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                        1991                    12.40%
                        1992                    -3.32%
                        1993                    29.13%
                        1994                     1.88%
                        1995                    22.28%
                        1996                    21.26%
                        1997                    24.23%
                        1998                    28.86%
                        1999                    16.62%
                        2000                    -8.18%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998), and the lowest return for a quarter was -14.41% (quarter ended September 30, 1998).

    -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                                1 YEAR   5 YEARS     10 YEARS
    -------------------------------------------------------------------------
    Vanguard European Stock Index Fund*         -8.18%    15.76%       13.77%
    MSCI Europe Index                           -8.39     15.39        13.85
    -------------------------------------------------------------------------
    *Return figures do not reflect the transaction fee imposed on purchases prior toApril 1, 2000. If the fee were reflected, returns would be less than those shown.
    -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Transaction Fee on Purchases:                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.15%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.05%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.20%

4

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                    $20         $64         $113        $255
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 MINIMUM INITIAL INVESTMENT
Distributed annually in December            $10 million

INVESTMENT ADVISER                          NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,      EuroInst
since inception
                                            VANGUARD FUND NUMBER
INCEPTION DATE                              235
June 18, 1990; Institutional Shares added
May 15, 2000                                CUSIP NUMBER
                                            922042502
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2000                           TICKER SYMBOL
$5.9 billion                                VESIX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the MSCI Pacific Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Free Index. The MSCI Pacific Free Index consists of approximately 400 common stocks of companies located in Japan (which made up 79% of the Index's market capitalization as of December 31, 2000), Australia, Hong Kong, New Zealand, and Singapore. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help your understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Investor Shares has varied from one calendar year to another over the past ten years. The table shows how average annual total returns for the Fund's Investor Shares compare with those of its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     Note: This prospectus offers the Fund's Institutional Shares. Performance for the Fund's Investor Shares is shown here because the Institutional Shares have not been in operations for a full calendar year. However, the two share classes invest in the same portfolio of securities and will have the same returns except to the extent that their operating expenses differ.

6

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1991             10.65%
                           1992            -18.17%
                           1993             35.46%
                           1994             13.04%
                           1995              2.75%
                           1996             -7.82%
                           1997            -25.67%
                           1998              2.41%
                           1999             57.05%
                           2000            -25.74%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).

    -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                        1 YEAR          5 YEARS      10 YEARS
    -------------------------------------------------------------------------
    Vanguard Pacific Stock Index Fund*  -25.74%         -3.93%        1.55%
    MSCI Pacific Free  Index            -25.78          -4.09         1.54
    -------------------------------------------------------------------------
    *Return figures do not reflect the transaction fee imposed on purchases prior to April 1, 2000. If the fee were reflected, returns would be less than those shown.
    -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Transaction Fee on Purchases:                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.25%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.04%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.29%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                   $30         $93         $163        $368
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                MINIMUM INITIAL INVESTMENT
Distributed annually in December           $10 million

INVESTMENT ADVISER                         NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,     PacInst
since inception
                                           VANGUARD FUND NUMBER
INCEPTION DATE                             237
June 18, 1990; Institutional Shares added
May 15, 2000                               CUSIP NUMBER
                                           922042403
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2000                          TICKER SYMBOL
$1.9 billion                               VPKIX
--------------------------------------------------------------------------------

8

FUND PROFILE--VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Select Emerging Markets Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by investing all, or substantially all, of its assets in the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 460 common stocks of companies located in emerging markets around the world. As of December 31, 2000, the largest markets covered in the Index were Brazil, South Africa, Mexico, and South Korea (which made up 17%, 16%, 16%, and 15% of the Index's market capitalization, respectively). Other countries represented in the Index included Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. MSCI administers the Select Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster. Country risk is especially high for funds that focus on emerging markets. The Index's, and therefore the Fund's, heavy exposure to Brazil, South Africa, Mexico, and South Korea involves a higher degree of country risk than that of more geographically diversified international funds.
- Emerging markets risk, which is the chance that emerging markets will be substantially more volatile, and substantially less liquid, than more developed foreign markets.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help your understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Investor Shares has varied from one calendar year to another since inception. The table shows how average annual total returns for the Fund's Investor Shares compare with those of a relevant market index and the Fund's target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
     Note: This prospectus offers the Fund's Institutional Shares. Performance for the Fund's Investor Shares is shown here because the Institutional Shares have not been in operations for a full calendar year. However, the two share classes invest in the same portfolio of securities and will have the same returns except to the extent that their operating expenses differ.

9

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1995              0.56%
                           1996             15.83%
                           1997            -16.82%
                           1998            -18.12%
                           1999             61.57%
                           2000            -28.28%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee imposed on redemptions. If the fee were reflected, returns would be less than those shown.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 28.32% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.52% (quarter ended June 30, 1998).

   ---------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
   ---------------------------------------------------------------------------
                                          1 YEAR    5 YEARS   SINCE INCEPTION*
   ---------------------------------------------------------------------------
   Vanguard Emerging Markets Stock Index
        Fund**                           -28.28%     -1.78%          0.14%
   MSCI Emerging Markets Free Index      -30.61      -4.17          -2.38
   Select Emerging Markets Free Index*** -27.93      -1.84          -0.83
   ---------------------------------------------------------------------------
      *May 4, 1994.
     **Return figures do not reflect the 0.5% transaction fee imposed on purchases and redemptions.
    ***Consists of stocks that can be bought free of restrictions in 14 emerging markets in Europe, Asia, Africa, and Latin America. This index is administered by MSCI exclusively for Vanguard.
   ---------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                       0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     0.5%**
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.17%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.28%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.45%

     *The transaction fee on purchases is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
    **The redemption fee applies to all redemptions (sales or exchanges); it is deducted from redemption proceeds and retained by the Fund.

10

     The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $148        $251        $363        $692
                ------------------------------------------------

     You would pay the following expenses if you do not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):


                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $96         $194        $301        $614
                ------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              MINIMUM INITIAL INVESTMENT
Distributed annually in December         $10 million

INVESTMENT ADVISER                       NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,   EmergInst
since inception
                                         VANGUARD FUND NUMBER
INCEPTION DATE                           239
May 4, 1994; Institutional Shares added
June 22, 2000                            CUSIP NUMBER
                                         922042601
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2000                        TICKER SYMBOL
$933 million                             VEMIX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) INSTITUTIONAL DEVELOPED MARKETS INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together make up the MSCI EAFE Index. The Fund allocates all, or substantially all, of its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes more than 900 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
- Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The Fund was in operation for less than one calendar year as of the date of this prospectus, so it has no meaningful performance information to report.

12

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Transaction Fee on Purchases:                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING  EXPENSES (expenses deducted from the Fund's assets)
      Indirect Operating Expenses:                                            +

     +Although Institutional Developed Markets Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's indirect expense ratio, based on its underlying investments, was 0.23% as of December 31, 2000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                ------------------------------------------------
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                ------------------------------------------------
                  $24         $74         $130        $293
                ------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      MINIMUM INITIAL INVESTMENT
Distributed annually in December                 $10 million

INVESTMENT ADVISER                               NEWSPAPER ABBREVIATION
The Fund does not employ an investment adviser,  DevMktInst
but benefits from the investment advisory
services provided to the underlying Vanguard     VANGUARD FUND NUMBER
funds in which it invests.                       234

INCEPTION DATE                                   CUSIP NUMBER
June 1, 2000                                     921909800

NET ASSETS AS OF DECEMBER 31, 2000               TICKER SYMBOL
$171 million                                     VIDMX
--------------------------------------------------------------------------------

MORE ON THE FUNDS
This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund's investment objective is not fundamental, and may be changed without a shareholder vote.
     Finally, you'll find information on other important features of the Funds.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.
     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportions as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The European, Pacific, and Emerging Markets Stock Index Funds employ this method of indexing.
     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the MSCI Europe Index, for example, included more than

14

500 separate stocks as of December 31, 2000), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.
     Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Institutional Developed Markets Index Fund uses this "fund of funds" approach, which can be very cost-effective and efficient when starting an index fund from scratch. For example, the Institutional Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Free Index, which together constitute the MSCI EAFE Index. The Institutional Developed Markets Index Fund allocates its assets between the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.
--------------------------------------------------------------------------------

MARKET EXPOSURE
To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Emerging Markets Stock Index Fund normally invests 95% of its assets in the foreign stocks of its target index, holding the remaining 5% in cash investments to meet shareholder redemptions. Institutional Developed Markets Index Fund normally holds 100% of its assets in shares of its underlying funds.
     Because they invest mainly in foreign stocks, the Funds are subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------

[FLAG]EACH FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF FOREIGN STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     To illustrate the volatility of foreign stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

           ----------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-2000)
           ----------------------------------------------------------
                        1 YEAR    5 YEARS    10 YEARS    20 YEARS
           ----------------------------------------------------------
           Best          69.9%     36.5%      22.8%        16.3%
           Worst        -23.2       1.5        5.9         12.0
           Average       14.2      13.4       14.2         14.6
           ----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2000. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.
     Note that the table does not take into account returns for emerging markets, which can be substantially more volatile than those for the more developed markets included in the MSCI EAFE Index. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1991 through 2000, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

16

--------------------------------------------------------------------------------
             STOCK MARKET RETURNS FOR DIFFERENT INTERNATIONAL MARKETS*
--------------------------------------------------------------------------------
                  EUROPEAN MARKET       PACIFIC         EMERGING            U.S.
                                        MARKET           MARKETS         MARKETS
--------------------------------------------------------------------------------
1991                 14.12%             11.51%           59.91%           30.47%
1992                 -3.92             -18.51            11.40             7.62
1993                 29.25              36.15            74.84            10.08
1994                  2.82              12.82            -7.31             1.32
1995                 22.08               2.89             0.01**          37.58
1996                 21.42              -8.23            15.19            22.96
1997                 23.75             -25.74           -16.37            33.36
1998                 28.68               2.64           -18.39            28.58
1999                 15.77              56.38            60.86            21.04
2000                 -8.39             -25.78           -27.93            -9.10
--------------------------------------------------------------------------------
* European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Free Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1991 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

[FLAG]EACH FUND IS SUBJECT TO COUNTRY  RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR A NATURAL DISASTER--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A PARTICULAR COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Germany, and Switzerland constituted 30%, 16%, 12%, and 10% of the MSCI Europe Index, respectively, as of December 31, 2000; stocks from the remaining 11 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks constituted 79% of the MSCI Pacific Free Index as of December 31, 2000. Therefore, Japanese stocks represent a correspondingly large component of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds.
     EMERGING MARKETS STOCK INDEX FUND. As discussed previously, emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets.
     INSTITUTIONAL DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Institutional Developed Markets Index Fund invests all of its assets in shares of the European and Pacific Stock Index Funds Institutional Shares; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.

SECURITY SELECTION
In seeking to track their target indexes, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds invest in portfolios of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Institutional Developed Markets Index Fund simply invests in the Institutional Shares of the European and Pacific Stock Index Funds. Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and that of its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)
     EUROPEAN STOCK INDEX FUND. The Fund invests in the stocks included in the MSCI Europe Index, which is made up of more than 500 common stocks of companies located in 15 European countries. Four countries--the United Kingdom, France, Germany, and Switzerland--dominate the Index, with 30%, 16%, 12%, and 10% of the market capitalization of the Index, respectively, as of December 31, 2000. The other 11 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden, are much less significant to the Index and, consequently, the Fund.
     PACIFIC STOCK INDEX FUND. The Fund invests in the stocks included in the MSCI Pacific Free Index, which is made up of approximately 400 common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 79% of the market capitalization of the Index as of December 31, 2000. The other four countries represented in the Index are Australia, Hong Kong, New Zealand, and Singapore.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in the stocks included in the Select Emerging Markets Free Index, which is made up of approximately 460 common stocks of companies located in 14 emerging markets of Europe, Asia, Africa, and Latin America. Four countries--Brazil, South Africa, Mexico, and South Korea--collectively represent a majority of the Index, with 17%, 16%, 16%, and 15% of the market capitalization of the Index, respectively, as of December 31, 2000. The other ten countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. As of December 31, 2000, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, China, Colombia, India, Jordan, Malaysia, Pakistan, Peru, Russia, Sri Lanka, Taiwan, and Venezuela--due to concerns about liquidity, repatriation of capital, or entry barriers in those markets. MSCI administers the Select Index exclusively for Vanguard and periodically adjusts the included countries to keep pace with evolution in world markets. (Such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.)

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

TRANSACTION FEES
Some Vanguard index funds charge a transaction fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Funds incur trading costs when they invest new cash; these costs run higher for funds that invest in small-company or international stocks. Transaction fees ensure that these trading costs are borne by the shareholders responsible for the new cash. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all transaction fees are paid directly to the fund itself (unlike a sales charge or load that non Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to transaction fees.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.

[FLAG]EACH FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.

     The Funds may also invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

                                                                              19
--------------------------------------------------------------------------------

                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     Each Fund may also enter into forward foreign currency contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. However, the Funds will use these contracts for different reasons:
-    To gain currency exposure when investing in stock index futures.
-    To settle trades in a foreign currency.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone or fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
- Certain Vanguard funds, including the Emerging Markets Stock Index Fund, charge transaction fees on purchases and/or redemptions of their shares.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

20

--------------------------------------------------------------------------------

                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2000, the average turnover rate for passively managed foreign index funds was approximately 17%; for all foreign stock funds, the average turnover rate was approximately 90%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUNDS AND VANGUARD
The Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     Institutional Developed Markets Index Fund will indirectly bear a proportionate share of the expenses of the underlying funds in which it invests. However, its direct expenses are expected to be very low or zero. The Institutional Developed Markets Index Fund may operate without incurring direct expenses because Vanguard will reimburse it for (i) its contributions to the cost of operating the underlying funds in which it invests, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from its operation.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Quantitative Equity Group. (The Institutional Developed Markets Index Fund receives advisory services indirectly, by investing in other funds.) As of December 31, 2000, Vanguard served as adviser for about $386.4 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2000, the advisory expenses of the European, Pacific, and Emerging Markets Stock Index Funds represented an effective annual rate of less than 0.01% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the Funds may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

22

DIVIDENDS, CAPITAL GAINS, AND TAXES
FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- The European, Pacific, and Emerging Markets Stock Index Funds each may be subject to foreign taxes or foreign tax withholding on dividends, interest and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Institutional Developed Markets Index Fund invests in foreign stocks indirectly through the European and Pacific Stock Index Funds, its investors are not able to take advantage of foreign tax credits or deductions. See your tax adviser or IRS publications for more information.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review the area entitled "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. Net asset value per share for the Institutional Developed Markets Index Fund is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds will not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent the Fund's foreign securities trade on markets that are open.

24

     Stocks held by a Vanguard fund are valued at their market value when market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is used, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance since inception, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund Institutional Shares as an example. The Fund began the period ended December 31, 2000, with a net asset value (price) of $27.22 per share. During the period, the Fund earned $0.172 per share from investment income (interest and dividends). There was a decline of $0.965 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.793 from investment operations.

Shareholders received $0.437 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($0.793 per share) plus the distributions ($0.437 per share) resulted in a share price of $25.99 at the end of the period. This was a decrease of $1.23 per share (from $27.22 at the beginning of the period to $25.99 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -2.89% for the period.

As of December 31, 2000, the Fund had $284 million in net assets. For the period, its annualized expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its annualized net investment income amounted to 1.19% of its average net assets. It sold and replaced securities valued at 8% of its net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             VANGUARD EUROPEAN STOCK INDEX FUND
                                                           INSTITUTIONAL SHARES
                                                                     MAY 15* TO
                                                              DECEMBER 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $27.22
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                     .172
 Net Realized and Unrealized Gain (Loss) on Investments                   (.965)
                                                                  --------------
   Total from Investment Operations                                       (.793)
                                                                  --------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     (.437)
 Distributions from Realized Capital Gains                                   --
                                                                  --------------
   Total Distributions                                                    (.437)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $25.99
================================================================================
TOTAL RETURN                                                             -2.89%
================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                                      $284
 Ratio of Total Expenses to Average Net Assets                          0.20%**
 Ratio of Net Investment Income to Average Net Assets                   1.19%**
 Turnover Rate                                                               8%
================================================================================
 *Inception.
**Annualized.

--------------------------------------------------------------------------------
                                              VANGUARD PACIFIC STOCK INDEX FUND
                                                           INSTITUTIONAL SHARES
                                                                     MAY 15* TO
                                                              DECEMBER 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $11.10
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                     .052
 Net Realized and Unrealized Gain (Loss) on Investments                  (2.071)
                                                                  --------------
   Total from Investment Operations                                      (2.019)
                                                                  --------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     (.131)
 Distributions from Realized Capital Gains                                   --
                                                                  --------------
   Total Distributions                                                    (.131)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $8.95
================================================================================
TOTAL RETURN                                                            -18.19%
================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                                      $102
 Ratio of Total Expenses to Average Net Assets                          0.29%**
 Ratio of Net Investment Income to Average Net Assets                   0.79%**
 Turnover Rate                                                               6%
================================================================================
 *Inception.
**Annualized.

26

--------------------------------------------------------------------------------
                                     VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                                           INSTITUTIONAL SHARES
                                                                    JUNE 22* TO
                                                              DECEMBER 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $11.16
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                     .021
 Net Realized and Unrealized Gain (Loss) on Investments                  (2.126)
                                                                  --------------
   Total from Investment Operations                                      (2.105)
                                                                  --------------

DISTRIBUTIONS
 Dividends from Net Investment Income                                     (.215)
 Distributions from Realized Capital Gains                                   --
                                                                  --------------
   Total Distributions                                                    (.215)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $8.84
================================================================================
TOTAL RETURN**                                                          -18.86%
================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                                       $19
 Ratio of Total Expenses to Average Net Assets                           0.45%+
 Ratio of Net Investment Income to Average Net Assets                    1.34%+
 Turnover Rate                                                              40%
================================================================================
 *Inception.
**Total return figure does not reflect the transaction fee on purchases or redemptions.
 +Annualized.


--------------------------------------------------------------------------------
                            VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
                                                                     JUNE 1* TO
                                                              DECEMBER 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                      .15
 Net Realized and Unrealized Gain (Loss) on Investments                    (.99)
                                                                  --------------
   Total from Investment Operations                                        (.84)
                                                                  --------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                      (.15)
 Distributions from Realized Capital Gains                                   --
                                                                  --------------
   Total Distributions                                                     (.15)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $9.01
================================================================================
TOTAL RETURN                                                             -8.38%
================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                                      $171
 Ratio of Total Expenses to Average Net Assets                               0%
 Ratio of Net Investment Income to Average Net Assets                    1.74%**
 Turnover Rate                                                               3%
================================================================================
 *Inception.
**Annualized.

27
--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $10 million.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire. Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

PURCHASE TRANSACTION FEES
Each Fund reserves the right to deduct transaction fees from all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:
 European Stock Index Fund Institutional Shares--None
 Pacific Stock Index Fund Institutional Shares--None
 Emerging Markets Stock Index Fund Institutional Shares--0.5%
 Institutional Developed Markets Index Fund--None

28

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

REDEMPTION TRANSACTION FEES
The Emerging Markets Stock Index Fund charges a 0.5% transaction fee on all share redemptions. From time to time, the Fund may waive or modify redemption transaction fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
^WIRE REDEMPTIONS: When redeeming from a money market fund, bond fund, or Vanguard Preferred Stock Fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds and Preferred Stock Fund: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).

30

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW


TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(TM). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:

-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM

^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars or shares).
 - Signatures of all owners exactly as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.
- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.

32

A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
Each Fund (except Vanguard Institutional Developed Markets Index Fund) reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's account balance falls below the minimum initial investment.
     Vanguard Institutional Developed Markets Index Fund reserves the right to redeem an investor's shares if the investor's account balance falls below the minimum initial investment.
     Any such conversion or redemption will be preceded by written notice to the investor. No transaction fee will be imposed on share class conversions.

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

REPORTS
Fund financial reports about Vanguard International Stock Index Funds and Institutional Developed Markets Index Fund will be mailed twice a year--in February and August. These comprehensive reports include an assessment of each Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, and each Fund's financial statements, which include a listing of the Fund's holdings.
     To keep the Funds' costs as low as possible (so that you and other shareholders can keep more of the Funds' investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
-    Your  best  source  of  Vanguard  news
-    For fund, account, and service information
-    For most account transactions
-    For literature requests
-    24 hours per day, 7 days per week

VANGUARD  TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information
-    For redemptions by check, exchange, or wire
-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

34

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Always use these fund numbers when contacting Vanguard about the Funds:
Vanguard European Stock Index Fund Institutional Shares--235
Vanguard Pacific Stock Index Fund Institutional Shares--237
Vanguard Emerging Markets Stock Index Fund Institutional Shares--239 Vanguard Institutional Developed Markets Index Fund--234.

The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. All market indexes referenced in this prospectus are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets.

CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional  Division
Post Office Box 2900
Valley Forge,  PA 19482-2900

FOR MORE  INFORMATION
If you'd like more  information  about
Vanguard  International Stock Index
Funds, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information about the
Funds'  investments is available in
the Funds'annual and semiannual
reports to shareholders.  In the Funds'
annual report, you will find a
discussion of the market  conditions
and investment  strategies that
significantly affected the Funds'
performance during their last fiscal
year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds. There
is a separate SAI for Vanguard
Institutional  Developed Markets
Index Fund, which is legally a
part of Vanguard STAR Funds.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference into
(and are thus legally a part of)
this prospectus.

All market indexes  referenced in
this prospectus are the exclusive
property of their  respective  owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a Client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current  Fund  shareholder
and would like  information  about your
account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

IINFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http:\\www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Funds' Investment Company Act file
number: 811-5972 (811-3919 for
Institutional Developed Markets Index Funds)


(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I235 042001

                                     PART B

                  VANGUARD(R) INTERNATIONAL EQUITY INDEX FUNDS
                                   (THE TRUST)


                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 27, 2001


     This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses (dated April 27, 2001). To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:



                        INVESTOR INFORMATION DEPARTMENT
                             1-800-662-7447 (SHIP)


                               TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----
DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-8
SHARE PRICE......................................................B-9
PURCHASE OF SHARES...............................................B-10
REDEMPTION OF SHARES.............................................B-10
MANAGEMENT OF THE FUNDS..........................................B-10
PORTFOLIO TRANSACTIONS...........................................B-13
TOTAL RETURN.....................................................B-14
COMPARATIVE INDEXES..............................................B-16
FINANCIAL STATEMENTS.............................................B-17

                            DESCRIPTION OF THE TRUST


ORGANIZATION

     The  Trust  was  organized  as a  Maryland  corporation  in  1989,  and was
reorganized  as  a  Delaware   business  trust  in  July,  1998.  Prior  to  its
reorganization as a Delaware business trust, the Trust was known as Vanguard International Equity Index Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following diversified Funds:

                           European Stock Index Fund
                            Pacific Stock Index Fund
                       Emerging Markets Stock Index Fund
                (individually, a Fund; collectively, the Funds)

     Each of the Funds offers two classes of shares, Investor Shares and Institutional Shares. Institutional Shares of a Fund are available only to those investing at least $10 million in the Fund.

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each fund or share class may issue.


SERVICE PROVIDERS


     CUSTODIAN.  Brown  Brothers  Harriman & Co., 40 Water  Street,  Boston,  MA
02109, serves as the Funds' custodian. The custodian is responsible for maintaining each Fund's assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as the Funds' independent accountants. The accountants audit financial statements for the Funds and provide other related services.


     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.


CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of a Fund. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a fund shareholder will not be personally liable for payment of the fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a fund obligation only if the fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.


     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment of the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or Fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon written request of shareholders representing 10% or more of a fund's net assets, and to change any fundamental policy of the fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of a Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.


     LIQUIDATION RIGHTS. In the event of Fund liquidation, shareholders will be entitled to receive a pro rata share of the applicable Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENTS. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

     Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                              INVESTMENT POLICIES

     The following policies supplement the investment policies set forth in the Funds' Prospectuses.

     FOREIGN INVESTMENTS. Each Fund invests virtually all of its assets in foreign securities under normal circumstances. Investors should recognize that investing in securities of foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     Currency Risk. The stocks of foreign companies are frequently denominated in foreign currencies, and the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. As such, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     Country Risk. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.


     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, commissions on many foreign stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities.


     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.

     Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stock) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

     Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a Fund's total assets are invested in securities of foreign issuers, the Fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to Fund shares, an offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain foreign taxes. In either case, a shareholder's tax statement will show more taxable income or capital gains than were actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

     A shareholder that is a nonresident alien for U.S. tax purposes may be subject to adverse U.S. tax consequences. For example, dividends and short-term capital gains paid by the Fund will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if applicable). Foreign investors are urged to consult their tax advisers regarding the U.S. tax treatment of ownership of shares in the Funds.

     REPURCHASE AGREEMENTS. Each Fund, along with the other members of The Vanguard Group, may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor the Funds' repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement with a Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the advisers acknowledge these risks, it is expected that they will be controlled through careful monitoring procedures.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     Each Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.


     If a substantial market develops for a restricted security held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.


     LENDING OF SECURITIES. Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33/1//3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, WARRANTS, CONVERTIBLE SECURITIES, AND SWAP AGREEMENTS. Each Fund may enter into futures contracts, warrants, options on futures contracts, convertible securities, and swap agreements for the purpose of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Fund's trading of futures contracts and options is regulated under the Commodity Exchange Act by the

Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Each Fund will "under normal circumstances" invest at least 80% of its assets in stocks represented in its respective index. However, each Fund has given itself the flexibility to invest up to 50% of its assets in futures and options under other than normal circumstances. Any investment in futures and options over 20% of a Fund's assets would be made in emergency situations, for short-term purposes.

     Although most futures contracts by their terms call for actual delivery or acceptance of the underlying financial instrument, the Funds will generally only utilize stock index contracts which are settled by a cash amount equal to the value of an explicit stock index (such as the Standard & Poor's 500 Stock Index) on the contract maturity date. In most cases, however, the contracts are closed out before the settlement date. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts, in general, use the futures markets for one of two purposes: 1) to offset or hedge unfavorable changes in the value of securities otherwise held (or expected to be held) for investment purposes; or,
2) to profit from fluctuations in the financial instrument underlying the value of the futures contracts. In either case, futures contracts general offer a cost effective and efficient means to replicate exposure to various financial instruments. The Funds intend to use futures contracts to either simulate full (or near full) investment in stocks, while keeping cash on hand to meet shareholder redemptions, or to reduce transaction costs. A Fund will not utilize futures contracts to leverage its exposure to gains and losses to that above 100% of its assets.

     Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of a Fund's portfolio. The Funds will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Funds expect that approximately 75% of all futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Funds upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     Restrictions on the Use of Futures Contracts. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the Fund.

     A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of each Fund are engaged in only for hedging purposes, the adviser does not believe that a Fund is subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contracts, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation, particularly considering that futures contracts have set maturity dates (referred to as "expiration dates") while the underlying equity securities of the contract generally do not. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Additionally, investments in futures and options involve the risk that the investment adviser will incorrectly predict stock market and interest rate trends.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Swap Agreements. Swap agreements are contracts in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, the Funds will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty. This risk will be mitigated by investing the Fund in the specific asset for which it is obligated to pay a return.

     Federal Tax Treatment of Futures Contracts. Each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.


                       FUNDAMENTAL INVESTMENT LIMITATIONS



     Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of the Fund's outstanding shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.


     ASSESSABLE SECURITIES. Each Fund may not invest in assessable securities or securities involving unlimited liability on the part of the holders thereof.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that each Fund may invest in stock futures contracts, stock options, and options on stock futures contracts. Under normal circumstances, no more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for the purpose of controlling its management.

     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities, entering into repurchase agreements, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     OIL, GAS, MINERALS. Each Fund may not invest in oil, gas, or other mineral exploration or development programs.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See Management of the Funds for more information.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.


                                  SHARE PRICE


     Each Fund's share price, or "net asset value" per share, is calculated by dividing the net assets attributable to each share class by the total number of shares outstanding for that class. The net asset value is determined as of the regular close of the New York Stock Exchange (the Exchange, generally 4 p.m. Eastern time) on each day the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price or the official closing price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Any foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


     Short-term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of each Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the board of trustees deems in good faith to reflect fair value.

     In determining each Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indexes. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available or do not reflect market conditions at the time the Fund is valued, the rate of exchange will be determined in accordance with policies established in good faith by the board of trustees.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the board of trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Index Funds.


                               PURCHASE OF SHARES


     Each Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.


                              REDEMPTION OF SHARES


     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.


     No charge is made by the Fund for redemptions from the European and Pacific Funds. There is a 0.5% redemption fee charged for redemptions from the Emerging Markets Fund. The redemption fee is paid to the Fund to reimburse the Fund for transaction costs it incurs while liquidating securities in order to meet fund redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Funds.




                            MANAGEMENT OF THE FUNDS


OFFICERS AND TRUSTEES


The officers of the Funds manage its day-to-day operations and are responsible to the each Fund's board of trustees. The trustees set broad policies for each Fund and choose their officers. The following is a list of the trustees and officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund. Each trustee (except Mr. MacLaury) serves as a director of The Vanguard Group, Inc. In addition, each trustee serves as a trustee of each of the 109 funds administered by Vanguard (107 in the case of Mr. Malkiel and 99 in the case of Mr. MacLaury). The mailing address of the trustees and officers of each Fund is Post Office Box 876, Valley Forge, PA 19482.


JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer,and Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS, (DOB: 10/23/1937) Trustee
Retired Managing Partner of Greenwich Associates (International Business Strategy Consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital (Investment Management), The Jeffrey Co. (Holding Company), NeuVis, Inc. (Software Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman and CEO of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engines), The Mead Corp. (Paper Products); and AmeriSource Health Corp. (Pharmaceutical Distribution); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

---------
*Officers of the Funds are "interested persons" as defined in the 1940 Act.


THE VANGUARD GROUP

     Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's net expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

     The Funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard has adopted a Code of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Funds (access persons) from profiting from that information. The Code permits access persons to invest in securities for their own accounts, including securities that may be held by the Funds, but places substantive and procedural restrictions on their trading activities. For example, the Code requires that access persons of the Funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Funds.


     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard as contributions to Vanguard's capitalization. At December 31, 2000, each Fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Funds was $1,649,000, which represented 1.7% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets. Expenses paid to Vanguard for marketing and distribution activities will be allocated to the class of shares of each Fund on behalf of which the expenses were incurred by making such allocations to each share class as if each such class were a separate Vanguard fund. Expenses associated with Vanguard's provision of shareholder account services will be allocated to each share class on the basis of the amount incurred by each share class.

     During the fiscal years ended December 31, 1998, 1999, and 2000, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution, and marketing expenses.

            FUND                                 1998         1999         2000
            ----                                 ----         ----         ----
            European Stock Index Fund.     $7,906,000  $12,019,000  $13,960,000
            Pacific Stock Index Fund.       2,932,000    5,173,000    7,526,000
            Emerging Markets Stock          2,036,000    2,643,000    3,898,000
            Index Fund. . . . .

INVESTMENT ADVISORY SERVICES

     Investment advisory services to the Funds are provided on an "internalized," at-cost basis from an experienced investment management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Vanguard funds utilizing these services.


     During the fiscal years ended December 31, 1998,  1999, and 2000, the Funds
incurred  expenses  for  investment   advisory  services  of  approximately  the
following amounts:

            FUND                                  1998         1999         2000
            ----                                  ----         ----         ----
            European Stock Index Fund. . . . . $47,000      $87,000      $46,000
            Pacific Stock Index Fund . . . . .  47,000       87,000       43,000
            Emerging Markets Stock Index Fund.  47,000       87,000       46,000

TRUSTEE COMPENSATION

     The same individuals serve as trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing below), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement, the independent trustees receive an aggregate annual fee of $1,000 for each year served on the board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.


                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                               COMPENSATION TABLE

                                            PENSION OR RETIREMENT                          TOTAL COMPENSATION
                            AGGREGATE         BENEFITS ACCRUED       ESTIMATED ANNUAL           FROM ALL
                        COMPENSATION FROM     AS PART OF THESE        BENEFITS UPON         VANGUARD FUNDS
NAMES OF TRUSTEES         THESE FUNDS(1)      FUNDS' EXPENSES(1)        RETIREMENT         PAID TO TRUSTEES(2)
--------------------------------------------------------------------------------------------------------------
John J. Brennan.                 None               None                   None                   None
Charles D. Ellis/(3)/             N/A                N/A                    N/A                    N/A
JoAnn Heffernan Heisen         $2,076                $92                $15,000               $100,000
Bruce K. MacLaury               2,147                152                 12,000                 95,000
Burton G. Malkiel               2,088                151                 15,000                100,000
Alfred M. Rankin, Jr.           2,034                111                 15,000                 98,000
John C. Sawhill/(4)/              923                  0                    N/A                 44,483
James O. Welch, Jr.             2,034                162                 15,000                 98,000
J. Lawrence Wilson              2,076                117                 15,000                100,000

---------
(1) The amounts shown in this column are based on the Funds' fiscal year ended December 31, 2000.
(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 109 Vanguard funds (107 in the case of Mr. Malkiel; 99 in the case of Mr. MacLaury) for the 2000 calendar year.
(3)  Mr. Ellis joined the Funds' board effective January 1, 2001.
(4)  Mr. Sawhill died in May, 2000.


                             PORTFOLIO TRANSACTIONS

     In placing portfolio transactions, each Fund uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration will be given to those brokers which supply statistical information and provide other services in addition to execution services to the Funds.

     For the fiscal years ended December 31, 1998, 1999, and 2000, the Funds paid the following approximate amounts in brokerage commissions.



            FUND                                 1998         1999         2000
            ----                                 ----         ----         ----
            European Stock Index Fund . .  $4,485,000   $3,125,000   $2,259,000
            Pacific Stock Index Fund. . .     370,000    1,003,000      455,000
            Emerging Markets Stock Index
            Fund. . . . . . . . . . . . .     987,000    1,829,000    2,710,000


                                  TOTAL RETURN

     The average annual total return of each Fund for the one-, five-, and 10-year periods ended December 31, 2000, or since inception are set forth below:



                                                        1 YEAR ENDED    5 YEARS ENDED    10 YEARS ENDED
FUND                                                    12/31/2000*     12/31/2000       12/31/2000**

European Stock Index Fund Investor Shares***. . . . . . .  -8.18%          15.76%           13.77%
European Stock Index Fund Institutional Shares. . . . . .  -2.89              --               --
Pacific Stock Index Fund Investor Shares*** . . . . . . . -25.74           -3.93             1.55
Pacific Stock Index Fund Institutional Shares . . . . . . -18.19              --               --
Emerging Markets Stock Index Fund Investor Shares+. . . . -28.28           -1.78             0.14
Emerging Markets Stock Index Fund Institutional Shares++. -19.67              --               --

* Since inception: May 15, 2000 for European and Pacific Stock Index Funds Institutional Shares, and June 22, 2000 for Emerging Markets Stock Index Fund Institutional Shares.
** Since inception: May 4, 1994 for Emerging Markets Stock Index Fund Investor Shares.
*** Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000.
+ Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the 0.5% transaction fee imposed on purchases and redemptions.
++ Return figures reflect the 0.5% transaction fee imposed on purchases and redemptions.

     The Funds' transaction fees are as follows:

FUND                    PURCHASE FEES                           REDEMPTION FEES
----                    -------------                           ---------------
European Stock Index    None (beginning 4/1/2000)               None
Fund. . . . . . . .     0.5% (from 11/3/1997 to 3/31/2000)
                        1.0% (from 6/18/1990 to 11/2/1997)
Pacific Stock Index     None (beginning 4/1/2000)               None
Fund. . . . . . . .     0.5% (from 1/1/1997 to 3/31/2000)
                        1.0% (from 6/18/1990 to 12/31/1996)
Emerging Markets Stock  0.5% (beginning 4/1/2000)               0.5% (beginning 4/1/2000)
Index Fund. . . . .     1.0% (from 11/3/1997 to 3/31/2000)      1.0% (from 5/4/1994 to 3/31/2000)
                        1.5% (from 1/1/1997 to 11/2/1997)
                        2.0% (from 5/4/1994 to 12/31/1996)

AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                              T = (ERV/P)1/N - 1

  Where:

          T   =average annual total return
          P   =a hypothetical initial investment of $1,000
          n   =number of years
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

     We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the after-tax value, according to the following formulas:

                                P (1+T)N = ATV

  Where:

          P   =a hypothetical initial payment of $1,000
          T   =average annual after-tax total return
          n   =number of years
          ATV =after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods

  Instructions:

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.


CUMULATIVE TOTAL RETURN

     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

     Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)6 - 1]

  Where:

          a   =dividends and interest earned during the period
          b   =expenses accrued for the period (net of reimbursements)
          c   =the average daily number of shares outstanding during
               the period that were entitled to receive dividends
          d   =the maximum offering price per share on the last day of
               the period

                              COMPARATIVE INDEXES

     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies. The funds may use one or more of the following unmanaged indexes for comparative performance purposes:

SELECT EMERGING MARKETS FREE INDEX--is an unpublished index which includes common stocks of companies located in 14 emerging markets.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (MSCI EAFE) INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX--a market value-weighted average of the performance of approximately 550 common stocks of companies located in 15 European countries.

MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC FREE INDEX--a market value-weighted average of the performance of approximately 400 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand.

MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX--an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of 22 developing countries.

TOTAL INTERNATIONAL COMPOSITE INDEX--a Vanguard maintained index that combines the Morgan Stanley Capital International EAFE Index with the Select Emerging Markets Free Index on a market value-weighted basis.

FT-ACTUARIES WORLD INDEX--includes approximately 2,400 securities from 24 countries including the U.S.

FT-ACTUARIES EURO-PACIFIC INDEX--a subset of the FT Actuaries World Index, which excludes companies in the U.S., Canada, Mexico, and South Africa.

SALOMON-RUSSELL PRIMARY MARKET INDEX--consists of the approximately 700 largest stocks within 23 countries.

SALOMON-RUSSELL EXTENDED MARKET INDEX--consists of approximately 1,000 medium and small capitalization stocks from 23 countries.

SALOMON-RUSSELL BROAD MARKET INDEX--consists of all of the stocks within the Primary Market Index and the Extended Market Index.

RUSSELL UNIVERSE OF NON-U.S. EQUITY PORTFOLIOS--a universe of separate accounts and pooled funds available to U.S. investors, which invest in international equities.

RUSSELL UNIVERSE OF WORLD EQUITY PORTFOLIOS--a universe of equity-oriented global portfolios.

LIPPER INTERNATIONAL UNIVERSE--a universe of mutual funds that invest in international equities.

LIPPER DIVERSIFIED INTERNATIONAL UNIVERSE--a universe of mutual funds that invest in international equities from more than one country.

LIPPER INTERNATIONAL AVERAGE--the average return of the portfolios included in the Lipper International Universe.

LIPPER DIVERSIFIED INTERNATIONAL AVERAGE--the average return of the portfolios included in the Lipper Diversified International Universe.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD AND POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD AND POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD AND POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 6,600 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

BARING  EMERGING  MARKETS  INDEX--a   diversified  index  of  approximately  250
relatively liquid stocks from 13 emerging market countries.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX--is a market-weighted index that contains approximately 4,700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury and agency issues, and mortgage pass-through securities.

SHEARSON LEHMAN LONG-TERM TREASURY BOND INDEX--is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of ten years or greater.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Credit A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Credit A or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  BROTHERS LONG CREDIT AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated Aa or Aaa.


                              FINANCIAL STATEMENTS

The Funds' Financial Statements as of and for the year ended December 31, 2000, appearing in the Funds' 2000 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Report to Shareholders, which may be obtained without charge.

                                                                   SAI072 042001

                                     PART C

                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS

(a)    Declaration of Trust**
(b)    By-Laws**
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Not Applicable
(e)    Investment Advisory Contract**
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement*
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants*
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Rule 18f-3 Plan*
(p)    Code of Ethics**

  * Filed herewith
 ** Filed previously

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 12th day of April, 2001.

                                    VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

                                   BY:_____________(signature)________________


                                   (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                             CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      April 12, 2001
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D. ELLIS Trustee                               April 12, 2001
   ---------------------------
       (Heidi Stam)
        Charles D. Ellis*

By:/S/ JOANN HEFFERNAN HEISEN Trustee                         April 12, 2001
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BRUCE K. MACLAURY      Trustee                         April 12, 2001
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*

By:/S/ BURTON G. MALKIEL      Trustee                         April 12, 2001
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.  Trustee                         April 12, 2001
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ JAMES O. WELCH, JR.    Trustee                         April 12, 2001
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*

By:/S/ J. LAWRENCE WILSON     Trustee                         April 12, 2001
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         April 12, 2001
   ---------------------------Financial Officer and Principal
       (Heidi Stam)           Accounting Officer
      Thomas J. Higgins*




*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.

                               INDEX TO EXHIBITS



Consent of Independent Accountants. . . . . . . . . . . .Ex-99.BJ

Rule 18f-3 Plan. . . . . . . . . . . . . . . . . . . . . Ex-99.BO